TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals 3) - USD ($)	1 Months Ended
	Jan. 30, 2015	Mar. 27, 2015	Mar. 17, 2015
Related Party Transaction [Line Items]
Loan principal amount	$ 1,000,000
Interest rate per annum	8.00%
Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Common stock ownership percent	5.00%
Secured Convertible Promissory Note | Edmond Walters
Related Party Transaction [Line Items]
Loan principal amount			$ 500,000
Secured Convertible Promissory Note | Purchase agreement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Proceeds from Notes Payable	$ 1,000,000
Secured Convertible Promissory Note | Second Note Purchase Agreement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Loan principal amount		$ 1,000,000